Corporate debt, Breakdown of corporate debt (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019
Corporate debt [Abstract]
Non-current	$ 779,335	$ 695,085
Current	28,012	28,706
Total Corporate Debt	$ 807,347	$ 723,791